Debt and Financing Arrangements (Details) (USD $)	12 Months Ended																				12 Months Ended			12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2011 7.94% Series C Senior Notes due September 1, 2010 [Member]	Sep. 01, 2010 7.94% Series C Senior Notes due September 1, 2010 [Member]	Apr. 30, 2010 7.94% Series C Senior Notes due September 1, 2010 [Member]	Apr. 30, 2011 4.78% Senior Notes due June 1, 2014 [Member]	Apr. 30, 2010 4.78% Senior Notes due June 1, 2014 [Member]	Apr. 30, 2011 6.12% Senior Notes due November 1, 2015 [Member]	Apr. 30, 2010 6.12% Senior Notes due November 1, 2015 [Member]	Apr. 30, 2011 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 30, 2010 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 01, 2013 5.55% Senior Notes due April 1, 2022 [Member]	Apr. 30, 2011 5.55% Senior Notes due April 1, 2022 [Member]	Apr. 30, 2010 5.55% Senior Notes due April 1, 2022 [Member]	Jun. 01, 2020 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2011 4.50% Senior Notes due June 1, 2025 [Member]	Jun. 15, 2010 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2010 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2011 Unsecured Senior Notes [Member]	Jan. 31, 2011 Group of six lenders [Member]	Jan. 31, 2011 Amounts Maturing during the Year [Member]	Apr. 30, 2011 Interest rate contract [Member]	Apr. 30, 2010 Interest rate contract [Member]
Long-term debt
Company issued Senior Notes					$ 0		$ 10,000,000	$ 100,000,000	$ 100,000,000	$ 24,000,000	$ 24,000,000	$ 380,039,000	$ 376,000,000		$ 400,000,000	$ 400,000,000		$ 400,000,000		$ 0
Total long-term debt		1,304,039,000	910,000,000
Current portion of long-term debt		0	10,000,000
Total long-term debt less current portion		1,304,039,000	900,000,000
Debt and Financing Arrangements (Textuals)
Percentage of senior notes		6.60%				7.94%		4.78%		6.12%		6.63%			5.55%				4.50%
Issued 4.50 percent senior notes with a final maturity on June1, 2025																			400,000,000
First period payment of Senior Notes														50,000,000			100,000,000
Average maturity of Senior Notes																					12 years
Payment of Senior Notes		10,000,000	275,000,000	0	10,000,000
Outstanding stand By Letter of credit		7,100,000
Revolving credit facility for general corporate purposes utilized	240,000,000
Interest Paid		62,075,000	76,461,000	52,918,000
Line of Credit Facility (Textuals) [Line Items]
Unsecured revolving credit facility with banks																						600,000,000	180,000,000
Notional amount																								376,000,000	0
Interest rate swap																								$ 4,000,000